Treasury Stock - Additional Information (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Sep. 27, 2023 USD ($) shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares
Equity, Class of Treasury Stock [Line Items]
Shares repurchased value | ¥	¥ 655
Class A ordinary shares
Equity, Class of Treasury Stock [Line Items]
Number of ordinary shares that each ADS represents	48	48	48	48	48
American Depositary Shares
Equity, Class of Treasury Stock [Line Items]
Number of shares repurchased	42,585	42,585
Shares repurchased value	¥ 700	$ 100,000
Maximum | American Depositary Shares
Equity, Class of Treasury Stock [Line Items]
Share repurchase program authorized amount | $			$ 2,000,000